Property and Equipment, Net (Details) - Schedule of Property and Equipment Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Cost:
Cost of property and equipment	$ 9,739	$ 9,739
Less: accumulated depreciation	9,659	9,636
Property and equipment, net	80	103	$ 66
Computer, software, and electronic equipment [Member]
Cost:
Cost of property and equipment	8,575	8,575
Office furniture and equipment [Member]
Cost:
Cost of property and equipment	872	872
Leasehold improvements [Member]
Cost:
Cost of property and equipment	$ 292	$ 292